Disposition of subsidiaries	12 Months Ended
Sep. 30, 2024
Disposition of subsidiaries
Disposition of subsidiaries

Note 19 - Disposition of subsidiaries

On September 12, 2024, the Company, through its wholly owned subsidiary CN Energy Development, entered into a Share Transfer Agreement (the “Agreement No. 1”) with Zhejiang Sentuo Industrial Holding Group., Ltd. (“Sentuo”). Pursuant to the Agreement No. 1, CN Energy Development agreed to transfer all of its equity interest in Hangzhou Forasen, which constituted 100% of the issued and outstanding equity of Hangzhou Forasen, to Sentuo in consideration of RMB29,478 ($4,201), which was received in September 2024.

On September 25, 2024, the Company, through its wholly owned subsidiaries in China, Zhejiang CN Energy and Manzhouli CN Energy, entered into a Share Transfer Agreement (the “Agreement No. 2”) with Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”). Pursuant to the Agreement No. 2, Zhejiang CN Energy agreed to transfer 90% of its equity in CN Energy Development and its subsidiaries (Khingan Forasen and Zhongxing Energy), and Manzhouli CN Energy agreed to transfer its 10% of equity in CN Energy Development to Shanghai Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”) for a total purchase price of RMB138,204,751 ($19,694,019), which shall be paid by Xinbaocheng in installments according to the schedules set forth in the Agreement. Consideration of RMB6,910,238 ($984,701) was received in September 2024 and RMB131,294,513 ($18,709,318) was outstanding as of September 30, 2024.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities in the consolidated balance sheets as of September 30, 2024 and 2023.

	As of	As of
	September 30, 2024	September 30, 2023
Carrying amounts of major classes of assets
Cash	$2,458	$35,413
Accounts receivable, net	8,835	19,254,467
Inventories, net	988,571	1,394,037
Advances to suppliers, net	17,710,766	34,242,941
Due to related parties	-	153,477
Prepaid expenses and other current assets	134,562	280,633
Property and equipment, net	10,943,369	11,839,482
Land use right, net	495,415	506,929
Long-term deposits	1,140,133	1,140,133
Prepayment for property and equipment	187,321	3,749,792
Right-of-use assets	-	24,974
Intangible assets, net	3,026	3,182
Total assets of disposed entities	$31,614,456	$72,625,460

Carrying amount of major classes of liabilities
Short-term loans	$4,828,985	$4,830,711
Long-term loans, current portion	581,870	605,620
Accounts payable	4,841,199	4,745,290
Deferred revenue	268,610	210,186
Due to related parties	353,878	-
Taxes payable	112,518	10,544
Lease liabilities	-	32,855
Prepayment from customers	-	1,192,491
Accrued expenses and other current liabilities	572,261	870,942
Deferred tax liabilities	26,284	35,508
Total liabilities of disposed entities	$11,585,605	$12,534,147

The following is a reconciliation of the amounts of major classes of operations of disposed entities in the consolidated statements of income (loss) and comprehensive income (loss) for the years ended September 30, 2024 and 2023.

	For the year ended September 30,
	2024	2023
Revenue	$13,086,798	$38,378,197
Cost of revenues	(13,089,365)	(37,344,139)
Gross (loss) profit	(2,567)	1,034,058
Operating expenses	(579,879)	(2,434,290)
Loss from operations	(582,446)	(1,400,232)
Other (expenses) income	(114,534)	450,991
Loss before income tax expenses	(696,980)	(949,241)
Income tax expenses	9,223	301,242
Net loss	$(687,757)	$(647,999)